FVM - Movements of level 3 instruments - Assets (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Mar. 31, 2025	Dec. 31, 2024
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Total Level 3 assets	$ 493,093		$ 445,808	$ 476,340
Level 3
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Total Level 3 assets	15,942		$ 15,398	$ 14,731
Level 3 | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	3,000
Balance at the end of period	3,200
Level 3 | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	1,000
Balance at the end of period	800
Level 3 | Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	800
Balance at the end of period	700
Level 3 | Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	700
Balance at the end of period	700
Level 3 | Financial assets at fair value held for trading
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	3,100	$ 1,800
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	0	0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	(100)	0
Purchases	400	300
Sales	(1,100)	(1,000)
Issuances	1,100	700
Settlements	(400)	(1,400)
Transfers into Level 3	400	100
Transfers out of Level 3	(100)	(300)
Foreign currency translation	100	0
Balance at the end of period	3,500	8,000
Level 3 | Financial assets at fair value held for trading | Merger with Credit Suisse AG
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Effect from merger of UBS AG and Credit Suisse AG		7,800
Level 3 | Financial assets at fair value held for trading | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	100	100
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	0	0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	0	0
Purchases	0	0
Sales	(0)	(0)
Issuances	0	0
Settlements	(0)	(0)
Transfers into Level 3	100	0
Transfers out of Level 3	(0)	(0)
Foreign currency translation	0	0
Balance at the end of period	200	200
Level 3 | Financial assets at fair value held for trading | Equity instruments | Merger with Credit Suisse AG
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Effect from merger of UBS AG and Credit Suisse AG		100
Level 3 | Financial assets at fair value held for trading | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	800	600
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	0	(100)
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	0	(100)
Purchases	300	200
Sales	(400)	(200)
Issuances	0	0
Settlements	(0)	(0)
Transfers into Level 3	100	0
Transfers out of Level 3	(100)	(0)
Foreign currency translation	0	0
Balance at the end of period	800	900
Level 3 | Financial assets at fair value held for trading | Corporate and municipal bonds | Merger with Credit Suisse AG
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Effect from merger of UBS AG and Credit Suisse AG		400
Level 3 | Financial assets at fair value held for trading | Loans
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	1,800	900
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	100	100
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	0	100
Purchases	0	0
Sales	(500)	(700)
Issuances	1,100	700
Settlements	(300)	(1,400)
Transfers into Level 3	0	0
Transfers out of Level 3	(0)	(300)
Foreign currency translation	0	0
Balance at the end of period	2,200	6,400
Level 3 | Financial assets at fair value held for trading | Loans | Merger with Credit Suisse AG
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Effect from merger of UBS AG and Credit Suisse AG		7,000
Level 3 | Derivative financial instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	2,800	1,300
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	0	(100)
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	100	0
Purchases	0	0
Sales	(0)	(0)
Issuances	1,300	700
Settlements	(900)	(400)
Transfers into Level 3	300	400
Transfers out of Level 3	(300)	(200)
Foreign currency translation	0	0
Balance at the end of period	3,200	2,300
Level 3 | Derivative financial instruments | Merger with Credit Suisse AG
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Effect from merger of UBS AG and Credit Suisse AG		700
Level 3 | Derivative financial instruments | Interest rate
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	900	300
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	100	0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	100	0
Purchases	0	0
Sales	(0)	(0)
Issuances	0	0
Settlements	(200)	(100)
Transfers into Level 3	100	200
Transfers out of Level 3	(0)	(0)
Foreign currency translation	(100)	0
Balance at the end of period	900	400
Level 3 | Derivative financial instruments | Interest rate | Merger with Credit Suisse AG
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Effect from merger of UBS AG and Credit Suisse AG		0
Level 3 | Derivative financial instruments | Equity / index
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	1,100	700
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	(200)	0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	(200)	0
Purchases	0	0
Sales	(0)	(0)
Issuances	700	500
Settlements	(300)	(200)
Transfers into Level 3	100	100
Transfers out of Level 3	(200)	(100)
Foreign currency translation	0	0
Balance at the end of period	1,300	1,200
Level 3 | Derivative financial instruments | Equity / index | Merger with Credit Suisse AG
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Effect from merger of UBS AG and Credit Suisse AG		200
Level 3 | Derivative financial instruments | Credit
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	600	300
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	100	(100)
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	200	0
Purchases	0	0
Sales	(0)	(0)
Issuances	500	100
Settlements	(300)	(100)
Transfers into Level 3	100	100
Transfers out of Level 3	(100)	(0)
Foreign currency translation	0	0
Balance at the end of period	900	500
Level 3 | Derivative financial instruments | Credit | Merger with Credit Suisse AG
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Effect from merger of UBS AG and Credit Suisse AG		100
Level 3 | Financial assets at fair value not held for trading
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	8,700	4,100
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	700	(100)
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	600	(100)
Purchases	100	300
Sales	(300)	(0)
Issuances	700	1,100
Settlements	(800)	(1,400)
Transfers into Level 3	100	100
Transfers out of Level 3	(100)	(100)
Foreign currency translation	200	0
Balance at the end of period	9,300	8,000
Level 3 | Financial assets at fair value not held for trading | Merger with Credit Suisse AG
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Effect from merger of UBS AG and Credit Suisse AG		4,100
Level 3 | Financial assets at fair value not held for trading | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	2,900	1,100
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	100	0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	100	0
Purchases	100	100
Sales	(100)	(0)
Issuances	0	0
Settlements	(0)	(0)
Transfers into Level 3	0	0
Transfers out of Level 3	(0)	(0)
Foreign currency translation	100	0
Balance at the end of period	3,100	2,900
Level 3 | Financial assets at fair value not held for trading | Equity instruments | Merger with Credit Suisse AG
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Effect from merger of UBS AG and Credit Suisse AG		1,800
Level 3 | Financial assets at fair value not held for trading | Loans
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	3,200	1,300
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	700	(100)
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	700	(100)
Purchases	0	100
Sales	(0)	(0)
Issuances	500	700
Settlements	(700)	(100)
Transfers into Level 3	0	0
Transfers out of Level 3	(0)	(100)
Foreign currency translation	100	0
Balance at the end of period	3,700	2,600
Level 3 | Financial assets at fair value not held for trading | Loans | Merger with Credit Suisse AG
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Effect from merger of UBS AG and Credit Suisse AG		800
Level 3 | Financial assets at fair value not held for trading | Auction rate securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	200	1,200
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	0	0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	0	0
Purchases	0	0
Sales	(0)	(0)
Issuances	0	0
Settlements	(0)	(1,100)
Transfers into Level 3	0	0
Transfers out of Level 3	(0)	(0)
Foreign currency translation	0	0
Balance at the end of period	200	200
Level 3 | Financial assets at fair value not held for trading | Auction rate securities | Merger with Credit Suisse AG
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Effect from merger of UBS AG and Credit Suisse AG		0
Level 3 | Financial assets at fair value not held for trading | Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	700	200
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	0	0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	0	0
Purchases	0	0
Sales	(100)	(0)
Issuances	0	0
Settlements	(0)	(0)
Transfers into Level 3	0	0
Transfers out of Level 3	(0)	(0)
Foreign currency translation	0	0
Balance at the end of period	600	700
Level 3 | Financial assets at fair value not held for trading | Investment fund units | Merger with Credit Suisse AG
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Effect from merger of UBS AG and Credit Suisse AG		400
Level 3 | Financial assets at fair value not held for trading | Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	600	0
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	0	0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	0	0
Purchases	0	0
Sales	(100)	(0)
Issuances	0	0
Settlements	(0)	(0)
Transfers into Level 3	0	0
Transfers out of Level 3	(0)	(0)
Foreign currency translation	0	0
Balance at the end of period	$ 500	500
Level 3 | Financial assets at fair value not held for trading | Asset-backed securities | Merger with Credit Suisse AG
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Effect from merger of UBS AG and Credit Suisse AG		$ 500